COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12:-	COMMITMENTS AND CONTINGENCIES

a.
The Company leases facilities and vehicles under operating leases that expire on various dates through 2022. Lease and rental expenses for the years 2012, 2011 and 2010 amounted to $ 8,362, $ 8,103 and $ 8,165, respectively. Future minimum annual lease payments under operating lease agreements are as follows:

	Rental of premises	Lease of motor vehicles

2013	$5,057	$1,583
2014	4,387	1,063
2015	2,999	181
2016	2,834	9
2017	2,803
Thereafter	5,321	-

	$23,401	$2,836

b.	The Company has outsourced its IT related services for an eight-year period beginning May 2005, for which it expects to incur payment obligations of approximately $ 1,350 through April 2013.

c.
As of December 31, 2012, the Company had outstanding guarantees and letters of credit with various expiration dates of approximately $ 3,368 principal amount, of which approximately $ 2,812 related to facilities, $ 148 related to legal proceeding and the remaining amount related to car leases and other miscellaneous guarantees

d.	Royalty payments:

The Company is party to various licensing agreements, which require it to pay royalties on certain product sales and based on the location of the manufacturing site at various rates, ranging from 2.0% to 7.5% of the net selling price of such products.

The Company is also obligated to pay to the Office of the Chief Scientist (the "OCS") royalties of 3-5% on the sales of products for which grants were received. The royalty-bearing participations outstanding as of December 31, 2012 and 2011 are approximately $ 4,470. Refund of the grants thereon is contingent on future revenue generated from the founded developed products.  The Company is in the opinion that majority of the related plans did not generate and will not generate future revenues. The Company provided accrual accordingly. The OCS is currently carrying out a full review of all royalties paid, or to be paid, by the Company in connection with all grants received by the Company to date.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred royalty expenses in amounts of $ 2,232, $ 2,133 and $ 2,999, respectively, recorded in cost of goods sold.

e.	Legal contingencies:

The Company is a party to various legal proceedings incidental to its business. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

The Company currently intends to vigorously defend the below claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly).

Except as noted below, there are no legal proceedings pending or threatened against the Company that management believes are likely to have a material adverse effect on the Company's business, consolidated financial position, results of operations or cash flows.

Lawsuits against Alma Lasers:

On June 28, 2007, the Company filed a lawsuit for patent infringement against Alma Lasers Ltd. and Alma Lasers, Inc. (individually and jointly, "Alma") in the U.S. District Court for the Northern District of Illinois, claiming that Alma's light-based cosmetic treatment systems, including the Harmony platform, infringe seven of the Company's U.S. patents. The Company also alleged that Alma's activities constitute willful infringement of these patents. On September 2, 2010, the parties entered into a settlement agreement, whereby Alma paid to the Company $6,500 in return for a license to the Company's patent portfolio in the aesthetic field, and the infringement action against Alma was accordingly dismissed. However, the settlement of this infringement action in the U.S. District Court does not in any way affect the lawsuit that was filed by the Company against Alma and its founders in the Israeli courts (see below).

On March 26, 2008, the Company also filed a complaint in the Tel Aviv District Court in Israel against Alma Lasers Ltd and its founders (to whom we refer as the Alma Founders), all former employees of Lumenis, claiming misappropriation of the Company's trade secrets and technology and the use of such technology in certain products of Alma, which are sold worldwide. On January 12, 2010, pursuant to a motion by Alma, the U.S. District Court ruled that Israel is the most appropriate jurisdiction for adjudication of the cause of action for misappropriation of trade secrets and dismissed such cause of action from the U.S. lawsuit. The Company intends to amend the complaint with the court in Israel to include Alma Laser Inc. in that action. On April 26, 2010, the Tel Aviv District Court granted a motion filed by Alma and the Alma Founders, to transfer the case against the Alma Founders to the Israeli Labor Court, where it is ongoing. The case against Alma in the District Court is stayed until the case in the Labor Court is concluded.

Lawsuit by Laser Photoaesthetic Ltd.

In 2002, the Company was served by Laser Photoaesthetic Ltd., an aesthetic clinic in Athens, Greece with a complaint claiming compensation for damages that were allegedly caused by the malfunction of a "Photoderm" machine sold by the Company's agent, K.P. Parpas Hellas Aesthetic And Medical Equipment- Services-Products S.A. The complaint alleged damages in the amount of 1,235 thousand euros. The matter was tried by the Court of First Instance of Athens and the claims against the Company were rejected. The plaintiff appealed the judgment in 2006 to the Appellate Court of Athens, which subsequently issued a decision in the Company's favor.

In 2007, the plaintiff appealed the matter to the Supreme Court of Greece. The opinion of the Supreme Court Rapporteur Judge, which was released by the court on March 19, 2010 and which serves as a recommendation to the full court, recommended the dismissal of the action against the Company. The hearing on the appeal was held on February 21, 2011. The final court ruling is scheduled for issuance at a further hearing scheduled for May 13, 2013. The Company believes that this claim is without merit and therefore no provision was recorded in respect thereto in the financial statements.

Administrative Subpoena from U.S. Department of Commerce.

In or about March 2006, the Company received an Administrative Subpoena from the Office of Export Enforcement, Bureau of Industry and Security, U.S. Department of Commerce. The subpoena sought documents concerning the export of U.S. origin commodities, directly or indirectly, to the United Arab Emirates or the Islamic Republic of Iran. The U.S. Government could have assessed a penalty against the Company's U.S. subsidiary, Lumenis, Inc., because of certain unlicensed exports or re-exports to Iran of devices and associated spare parts and accessories originating with Lumenis, Inc. Exports from the United States to Iran are subject to two separate sets of regulations, one administered by the U.S. Department of Commerce (the "Commerce Department"), and the other administered by the U.S. Department of the Treasury (the "Treasury Department"). The Company cooperated fully with the U.S. Government's investigation that was administered by the Commerce Department, and in October 2006, the Company submitted a full report of the matter to the Commerce Department. Upon reviewing the report, the Commerce Department provided verbal notification to the Company's outside counsel that it was closing its investigation and was not recommending the imposition of any penalty. In March 2007, the Company submitted a full report to the Treasury Department, where the matter was reviewed. On January 31, 2012, the Treasury Department issued a "Cautionary Letter" to the Company advising that the investigation has been closed without the imposition of any monetary or other penalty against Lumenis.

Care Medical Services Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

On January 14, 2010, Care Medical Services Ltd. ("Care") filed an action with the Israel Magistrates  Court of Tel Aviv for damages based on the alleged failure of Lumenis equipment that was sold to it by the Company's (then) distributor, Medtechnica Ltd. ("Medtechnica").  In its statement of claim, Care was seeking damages of approximately $ 75 plus additional unstated damages for loss of business, goodwill, and other consequential damages.  Subsequent to the filing of the statement of claim, Care alleged additional but unspecified damages. The trial took place on May 13, 2012, where the parties settled and the case was dismissed.

Aesthetica Medical Center (Eilat) Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

In April 2010, Aesthetica Medical Center (Eilat) Ltd. ("Aesthetica") filed an action in the District Court in Petah Tiqvah against Medtechnica and the Company for damages related to the sale of certain equipment by Medtechnica to the plaintiff (Medtechnica was the former distributor of Lumenis equipment in Israel). The statement of claim alleges that Medtechnica falsely represented the capabilities of certain Lumenis equipment that Medtechnica sold to the plaintiff, and as a result Aesthetica suffered certain specified damages of approximately $ 720 and other unspecified damages, to be determined by the court.  On December 27, 2012, the court dismissed the action against Company, such that it is no longer party to the case.

Claim by Dr. Steven Bengelsdorf

On August 28, 2009, Dr. Steven Bengelsdorf filed a complaint in state court in Tennessee against Lumenis Inc. for breach of contract, negligence, fraudulent misrepresentation and violation of the Tennessee Consumer Protection Act. The complaint alleges that the Lumenis One product purchased by the plaintiff required numerous service calls. The complaint alleged damages in the approximate amount of $ 800. Dr. Bengelsdorf also claims that during one of the service calls, one of the Company's technicians deleted the patient database that was stored in the device. The case was moved to federal court on September 30, 2009. In December 2011, the parties entered into a final settlement agreement pursuant to which all claims related to the action were released and the lawsuit was dismissed.

Eagle Medical Systems Pvt Ltd. v. Lumenis Ltd. and Certain Subsidiaries

In October 2011, Eagle Medical Systems Pvt Ltd. ("Eagle") instituted a "Suit for Accounts, Mesne Profits, Damages and Permanent Injunction" in the High Court of Delhi in New Delhi, India against the Company and certain subsidiaries with respect to an exclusive distributorship allegedly established by letter dated July 1, 2001 from ESC Medical Systems, Inc.  The claim alleges that an exclusive distributorship agreement was created and continues in force.  Eagle claims a commission on every sale in India since July 2001.  The complaint claims specified damages of 20,000,000 INR (approximately $400) and other damages to be determined by the court based on the actual sales in India. As a result, the Company is unable to assess the full amount of the alleged damages or to provide a reasonable range of such damages. The case has been set for further hearing on August 27, 2013.  At such hearing, the Company will be required to admit or deny original documents that must be submitted by Eagle. The Company denies all allegations of liability to Eagle and is vigorously defending this matter. The Company believes it recorded an adequate reserve with respect to this claim.

Miscellaneous Lawsuits

The Company is also a defendant in various product liability lawsuits in which its products are alleged to have caused personal injury to certain individuals who underwent treatments using the Company's products, and is furthermore subject to certain efficacy claims alleging that the Company is in breach of contract with certain customers. The Company is also a party to various employment claims in some of the regions in which it operates. The Company is defending itself vigorously, maintains insurance against the product liability and employment claims and believes that these claims individually or in the aggregate are not likely to have a material adverse effect on the Company's business, consolidated financial condition, results of operations or cash flows.

f.	Pledges and securities:

The Company's Bank debt is secured by a lien on substantially all of the Company's assets, certain fixed charges over the Company's assets and subsidiaries (including intellectual property), certain pledges of the stock of its subsidiaries and certain subsidiary guarantees securing such debt.

g.	Bank covenants:

See Note 9d.